American Beacon NIS Core Plus Bond Fund

Supplement dated September 10, 2026,
to the Prospectus, Summary Prospectus, and Statement of Additional Information,
each dated June 1, 2026

Michael D. Fohr of National Investment Services of America, LLC has retired from his position as a portfolio manager for the American Beacon NIS Core Plus Bond Fund. Accordingly, effective immediately, all references to Mr. Fohr in the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information are deleted.

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NIS-091026-PM